Derivative Warrant Liabilities (Tables)	9 Months Ended
Jul. 31, 2024
Derivative Warrant Liabilities [Abstract]
Schedule of Binomial Model was used to Measure the Derivative Warrant Liability	The binomial model was used to measure the derivative warrant liability with the following assumptions:
July 31, 2024
Share Price	$1.66
Exercise Price	$1.077 – $1.60
Expected life	3.68 – 4.46 years
Risk-free interest rate	4.00 – 4.07%
Dividend yield	0.00%
Expected volatility	149.52 – 152.96%

Schedule of Changes in the Warrants Liability	The following table presents the changes in the derivative warrant liability during the period:
Balance as of November 1, 2022	$-
Issuance of April 2023 Warrants	1,771,208
Issuance of September 2023 Warrants	923,225
Exercise of warrants	(574,040)
Change in fair value of warrants	2,189,986
Balance as of October 31, 2023	$4,310,379
Issuance of January 2024 Warrants	480,004
Exercise of warrants	(559,240)
Change in fair value of warrants	83,080
Balance as of July 31, 2024	$4,314,223